Shareholders equity - Share Purchase Warrants and Deferred share unit plan (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) EquityInstruments	Dec. 31, 2020 USD ($) EquityInstruments
Stock-based payments
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	102,708
Number of other equity instruments outstanding in share-based payment arrangement at end of period	98,894	102,708
DSU plan
Stock-based payments
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	119,025	104,740
Granted	15,416	14,285
Settled	(26,806)
Number of other equity instruments outstanding in share-based payment arrangement at end of period	107,635	119,025
DSU liability | $	$ 14.9	$ 14.9